Income taxes - Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 20,634	$ 21,484
Deferred tax liabilities	(23,813)	(29,140)
Net asset (liability)	(3,179)	(7,655)	$ (6,250)	$ (5,530)
Tax losses carried forward [member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	8,105	5,162
Deferred tax liabilities	(28)	0
Net asset (liability)	8,077	5,162
Property, plant and equipment and intangible assets [Member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	694	719
Deferred tax liabilities	(23,356)	(27,136)
Net asset (liability)	(22,662)	(26,417)
Asset retirement obligation [member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	7,356	11,256
Deferred tax liabilities	0	0
Net asset (liability)	7,356	11,256
Lease liabilities [member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	1,306	1,506
Deferred tax liabilities	(3)	0
Net asset (liability)	1,303	1,506
Pensions [member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	694	804
Deferred tax liabilities	(12)	(21)
Net asset (liability)	682	783
Derivatives [member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	1,131	21
Deferred tax liabilities	(3)	(1,453)
Net asset (liability)	1,128	(1,432)
Other [Member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	1,348	2,015
Deferred tax liabilities	(411)	(530)
Net asset (liability)	$ 937	$ 1,485